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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5040

                      TOTAL RETURN US TREASURY FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

         Date of reporting period: November 1, 2006 - January 31, 2007

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Item 1. Schedule of Investments.

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JANUARY 31, 2007

                                                 INTEREST MATURITY     PAR          MARKET
SECURITY                                           RATE     DATE      VALUE         VALUE
--------                                         -------- -------- ----------- ----------------
US TREASURY OBLIGATIONS - 96.45%
US Treasury Bond                                  10.375% 11/15/12 $14,250,000   $ 14,828,906
US Treasury Bond                                   7.625%  2/15/25  11,500,000     15,036,250
US Treasury Bond                                   6.000%  2/15/26  11,500,000     12,880,000
US Treasury Bond                                   6.375%  8/15/27  21,000,000     24,665,156
US Treasury Note                                   5.500%  5/15/09  25,000,000     25,339,844
US Treasury Note                                   3.250%   8/5/07  29,000,000     28,719,063
US Treasury Note                                   3.125%  5/15/07  13,000,000     12,928,906
US Treasury Note                                   4.125%  5/15/15   1,000,000        953,594
US Treasury Note                                   4.125%  8/15/10   6,000,000      5,867,812
                                                                                 ------------
   TOTAL US TREASURY OBLIGATIONS
       (COST $146,303,303)                                                        141,219,531
                                                                                 ------------
REPURCHASE AGREEMENT - 2.27%
   JPMORGAN CHASE BANK, N.A.
          Dated 01/31/07, 4.750%,
            principal and interest in
            the amount of $3,326,439
          due 02/01/07, collaterized by
            US Treasury Strips, par
            value of $3,326,000
          due 08/15/09 with a value of
            $3,395,004 (Cost $3,326,000)                                            3,326,000
                                                                                 ------------
TOTAL INVESTMENTS - 98.72%
       (COST $149,629,303)*                                                      $144,545,531
OTHER ASSETS IN EXCESS OF LIABILITIES -
  1.28%                                                                             1,877,285
                                                                                 ------------
NET ASSETS - 100.00%                                                             $146,422,816
                                                                                 ============

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* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) on a tax basis consists of:

        Gross Unrealized Appreciation                       $    27,463
        Gross Unrealized Depreciation                        (5,111,235)
                                                           ------------
        Net Unrealized Appreciation (Depreciation)         ($ 5,083,772)
                                                           ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOTAL RETURN US TREASURY FUND, INC.

By:   /s/ R. Alan Medaugh
      -----------------------------
      R. Alan Medaugh, President

Date: 3/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Alan Medaugh
      -----------------------------
      R. Alan Medaugh,President

Date: 3/21/07

By:   /s/ Stephen V. Killorin
      -----------------------------
      Stephen V. Killorin,Treasurer

Date: 3/21/07